Business acquisition (Acquisition of Honesty Group Holdings Limited) (Details) (USD $)						1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 12, 2010	Mar. 11, 2010	Mar. 31, 2010 Honesty Group [Member]	Dec. 31, 2010 Honesty Group [Member]	Mar. 12, 2010 Honesty Group [Member]
Business Acquisition [Line Items]
Shares exchange transaction with Honesty Group						14,300,000
Common stock, shares outstanding	17,465,356	17,258,356		16,094,756	5,299,126
The total percentage of shares owned by acquired company's shareholders after equity exchange								88.90%
Amount retained in trust fund in connection with initial public offering.								$ 5,400,000
Acquisition-related costs incurred to affect the recapitalization								1,700,000
Total acquisition related costs recorded							1,000,000
Total number of shares placed into escrow under share exchange agreement								5,800,000
Total number of shares to be released from escrow if income from existing operations from the Company's existing operation for the fiscal year of 2010 exceeds $15 million excluding the cost incurred in connection with the acquisition.								5,000,000
Total number of shares to be released from escrow if income from existing operations from the Company's existing operation for the fiscal year of 2011 exceeds $20 million excluding the cost incurred in connection with the acquisition								800,000
Total shares to be released from escrow if the Company fails to meet the target for the fiscal year of 2010 but meets the target for the fiscal year of 2011								5,800,000
Total number of Sponsor's shares issued and outstanding prior to share exchange								1,059,826
Total number of Sponsor's shares issued and outstanding prior to share exchange that were returned								124,738
Total number of Sponsor's shares issued and outstanding prior to share exchange that were placed in escrow								766,823
Total number of Sponsor's shares remaining issued and outstanding								168,265
Total number of public shareholder's shares issued and outstanding prior to share exchange, repurchased and retired value								17,286,000
Total number of public shareholder's ordinary shares redeemed								1,232,139
Total number of public shareholder's shares issued and outstanding prior to share exchange								4,239,300
Total number of public shareholder's shares issued and outstanding prior to share exchange, repurchased and retired								2,147,493
Value of public shareholder's ordinary shares redeemed								$ 9,838,000
Number of outstanding shares held by public shareholders after closing								859,668
Number of shares outstanding held by public shareholders								1,027,933
Number of shares that were no longer subject to cancellation and were included in the calculation of basic earnings per share computation	5,800,000	5,000,000
Number of shares owned by sponsors that were no longer subject to cancellation and were included in the calculation of basic earnings per share computation	361,327	20,517	340,810
Number of shares owned by owners of subsidiary that were no longer subject to cancellation and were included in the calculation of basic earnings per share computation		800,000	5,000,000